Supplementary Balance Sheet Information - Schedule of Deferred Revenue (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
Deferred income relating to warranty and installations commitments	$ 24,177	$ 22,221	$ 25,916
Deferred income	4,399	7,061
Deferred income Total	$ 28,576	$ 29,282